Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$85,607,086.57	0.5666341	$70,102,130.47	0.4640067	$15,504,956.10
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$158,757,086.57	0.1050516	$143,252,130.47	0.0947917	$15,504,956.10

Weighted Avg. Coupon (WAC)	4.51%		4.54%
Weighted Avg. Remaining Maturity (WARM)	21.95		21.11
Pool Receivables Balance	$191,140,096.46		$175,501,305.85
Remaining Number of Receivables	29,054		27,906

Adjusted Pool Balance	$189,884,283.38		$174,379,327.28

III. COLLECTIONS

Principal:
Principal Collections	$15,278,574.02
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$421,922.02
Total Principal Collections	$15,700,496.04

Interest:
Interest Collections	$707,998.06
Late Fees & Other Charges	$50,326.60
Interest on Repurchase Principal	$-
Total Interest Collections	$758,324.66

Collection Account Interest	$3,924.43
Reserve Account Interest	$2,197.11
Servicer Advances	$-

Total Collections	$16,464,942.24

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$16,464,942.24
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$24,246,741.44

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$159,283.41	$-	$159,283.41	$159,283.41
Collection Account Interest					$3,924.43
Late Fees & Other Charges					$50,326.60
Total due to Servicer					$213,534.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$52,077.64		$52,077.64

Total Class A interest:		$52,077.64		$52,077.64	$52,077.64

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$16,121,406.32

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$15,504,956.10

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$15,504,956.10
Class A Notes Total:		$15,504,956.10		$15,504,956.10
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$15,504,956.10		$15,504,956.10

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					616,450.22

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,255,813.08
Beginning Period Amount	$1,255,813.08
Current Period Amortization	$133,834.51
Ending Period Required Amount	$1,121,978.57
Ending Period Amount	$1,121,978.57
Next Distribution Date Amount	$998,002.48

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	16.39%	17.85%	17.85%

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	42
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.96%	27,338	96.97%	$170,178,389.91
30 - 60 Days	1.69%	472	2.50%	$4,395,699.50
61 - 90 Days	0.29%	82	0.46%	$807,754.76
91-120 Days	0.05%	14	0.07%	$119,461.68
121 + Days	0.00%	0	0.00%	$-
Total		27,906		$175,501,305.85

Delinquent Receivables 30+ Days Past Due
Current Period	2.04%	568	3.03%	$5,322,915.94
1st Preceding Collection Period	2.10%	610	3.16%	$6,045,600.85
2nd Preceding Collection Period	2.65%	791	3.91%	$8,029,289.52
3rd Preceding Collection Period	2.78%	850	4.01%	$8,828,312.88
Four-Month Average	2.39%		3.53%

Repossession in Current Period		30		$288,667.08
Repossession Inventory		57		$173,222.98

Current Charge-Offs
Gross Principal of Charge-Offs				$360,216.59
Recoveries				$(421,922.02)
Net Loss				$(61,705.43)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.39%

Average Pool Balance for Current Period				$183,320,701.16

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.40%
1st Preceding Collection Period				0.50%
2nd Preceding Collection Period				0.82%
3rd Preceding Collection Period				0.34%
Four-Month Average				0.32%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	36	2,432	$35,723,133.98
Recoveries	52	2,249	$(23,093,844.72)
Net Loss			$12,629,289.26
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	30	2,014	$12,774,063.28
Average Net Loss for Receivables that have experienced a Net Loss			$6,342.63

Principal Balance of Extensions			$1,089,106.35
Number of Extensions			105

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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